Recently issued accounting standards	6 Months Ended
Jun. 30, 2022
Recently issued accounting standards
2 Recently issued accounting standards
Recently adopted accounting standards
The following provides the most relevant recently adopted accounting standards.
> Refer to “Note 2 – Recently issued accounting standards” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for a description of accounting standards adopted in 2021.
SAB 121 – Accounting for Digital Asset Custodial Relationships
In March 2022, the US Securities and Exchange Commission (SEC) published SEC Staff Accounting Bulletin (SAB) No. 121, “Accounting for Obligations to Safeguard Crypto-Assets an Entity Holds for Platform users” (SAB 121). SAB 121 introduces interpretive guidance requiring the recognition of a liability and a corresponding asset to account for obligations to safeguard digital assets held for clients. SAB 121 requires additional disclosure of such custodial relationships in the interim and annual financial statements. The guidance within SAB 121 is effective for the interim and annual periods ending after June 15, 2022, with retrospective application to the beginning of the fiscal year.
The adoption of SAB 121 did not have a material impact on the Group’s financial position, results of operations or cash flows.
Standards to be adopted in future periods
ASC Topic 326 – Financial instruments – Credit losses
In March 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-02, “Troubled Debt Restructurings and Vintage Disclosures” (ASU 2022-02), an update to Accounting Standards Codification (ASC) Topic 326 – Financial Instruments – Credit Losses. The amendments in ASU 2022-02 eliminate the accounting guidance for Troubled Debt Restructurings (TDRs) by creditors. The loan refinancing and restructuring guidance in ASC Topic 310 – Receivables will be applied to determine whether a modification results in a new loan or a continuation of an existing loan. The amendments enhance disclosure requirements for certain loan refinancings and restructurings when a borrower is experiencing financial difficulty and require disclosure of current period gross write-offs by year of origination for financing receivables and net investments in leases.
The amendments are effective for annual reporting periods beginning after December 15, 2022 and for the interim periods within those annual reporting periods. Early adoption is permitted, including in an interim period. The Group is currently evaluating the impact of the adoption of ASU 2022-02 on the Group’s financial position, results of operations and cash flows.
ASC Topic 820 – Fair Value Measurement
In June 2022, the FASB issued Accounting Standards Update 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (ASU 2022-03), an update to ASC Topic 820 – Fair Value Measurement. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments require new disclosures related to equity securities subject to contractual sale restrictions, including the fair value of such equity securities, the nature and remaining duration of the corresponding restrictions and any circumstances that could cause a lapse in the restrictions.
The amendments are effective for annual reporting periods beginning after December 15, 2023 and for the interim periods within those annual reporting periods. Early adoption is permitted, including in an interim period. The Group is currently evaluating the impact of the adoption of ASU 2022-03 on the Group’s financial position, results of operations and cash flows.

Bank
Recently issued accounting standards
2 Recently issued accounting standards
> Refer to “Note 2 – Recently issued accounting standards” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q22 for the most recently adopted accounting standards and standards to be adopted in future periods.
The impact on the Bank’s and Group’s financial condition, results of operations or cash flows was or is expected to be identical.